Income Tax Expense - Schedule of Income Tax Expense and Profit (Loss) Before Tax at the Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense and Profit (Loss) Before Tax at the Statutory Tax Rate [Abstract]
Profit (loss) before tax	$ (11,163)	$ 46,373	$ 19,059
Tax at statutory tax rate of 16.5%	(1,842)	7,652	3,145
Tax effect of different tax rates of subsidiaries operating in other jurisdictions	(139)	233	117
Tax effect of non-taxable income	(34,565)	(14,862)	(4,045)
Tax effect of non-deductible expenses	34,475	5,450	399
Tax effect of tax losses not recognized	2,777	2,210	772
Tax effect of share of (profits) losses of joint ventures		92	430
Withholding tax on dividend income	862	868	993
Total income tax expenses	$ 1,568	$ 1,643	$ 1,811